UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: March 31, 2016

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	March 31, 2016

QS

EMERGING MARKETS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Fund name change

Prior to April 1, 2016, the Fund was known as QS Batterymarch Emerging Markets Fund. There was no change in the Fund’s investment objective, policies and strategies as a result of this name change.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of QS Emerging Markets Fund for the six-month reporting period ended March 31, 2016. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

Special shareholder notices

On May 5, 2016, the Board of Trustees of the Fund announced that it had determined that it is in the best interests of the Fund and its shareholders to terminate the Fund. The Fund is expected to cease operations on or about August 12, 2016. Before the termination is effected, and at the discretion of Fund management, the assets of the Fund will be liquidated and the Fund will cease to pursue its investment objective.

Existing shareholders of the Fund who invest in the Fund through a systematic investment plan or payroll deduction or those investing through a Retirement Plan or retirement platform will be permitted to purchase shares of the Fund for a limited period of time while they select an investment alternative. Shares of the Fund are otherwise closed to purchases and incoming exchanges as of the date of May 5, 2016, except for the reinvestment of dividends and distributions, if any. The Fund will close to all investments two days prior to the liquidation.

Shareholders who elect to redeem their shares prior to the completion of the termination of the Fund will be redeemed in the ordinary course at the applicable net asset value per share. Fund shareholders may exchange their shares for shares of another fund in the Legg Mason mutual fund complex in accordance with the terms of the fund’s prospectus at any time before the Fund ceases operations. Shareholders who exchange their shares for the same class of shares of other Legg Mason funds may do so without the imposition of a sales charge. Effective immediately, any deferred sales charges applicable to Fund redemptions will be waived. Each shareholder who remains in the Fund until termination will receive a liquidation distribution equal to the aggregate net asset value

II	QS Emerging Markets Fund

of the shares of the Fund that such shareholder then holds. Fund shareholders are encouraged to consider options that may be suitable for the reinvestment of liquidation proceeds, including exchanging into another fund within the Legg Mason mutual fund complex.

The liquidation of the Fund will result in one or more taxable events for shareholders subject to federal income tax. An exchange or redemption of shares prior to the termination will generally give rise to a capital gain or loss for shareholders for federal income tax purposes. In connection with the liquidation, the Fund may declare taxable distributions of its net investment income and capital gain (including net capital gains, if any, from the liquidation of the assets of the Fund) in advance of its regular distribution schedule. All liquidation proceeds paid to shareholders will generally be treated as received by those shareholders in exchange for their shares and will therefore generally give rise to capital gain or loss depending on the shareholder’s tax basis. Shareholders who purchased their shares directly from the Fund and hold their shares through an individual retirement account will receive another communication from the Fund prior to the termination regarding their investment. For more information, please see the prospectus supplement dated May 5, 2016.

Shareholders who hold their shares through an individual retirement account (IRA) should consult their tax advisers concerning the tax implications of a distribution, their eligibility to roll over a distribution and the procedures applicable to such rollovers. Other shareholders should likewise consult a personal tax adviser with respect to the effects of the termination of the Fund and of any associated distributions.

Effective April 1, 2016, QS Investors, LLC became a subadviser, and QS Batterymarch Financial Management, Inc. ceased to be a subadviser, to the Fund. The same portfolio managers continue to serve the Fund. Additionally, effective April 1, 2016, the Fund’s name changed from QS Batterymarch Emerging Markets Fund to QS Emerging Markets Fund. For more information regarding these changes, please see the prospectus supplement dated February 4, 2016.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com/individualinvestors. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 5, 2016

QS Emerging Markets Fund	III

Investment commentary

Economic review

The pace of U.S. economic activity was mixed during the six months ended March 31, 2016 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third quarter 2015 U.S. gross domestic product (“GDP”)i growth was 2.0%. The U.S. Department of Commerce then reported that fourth quarter 2015 GDP growth was 1.4%. Slower growth was attributed to downturns in nonresidential fixed investment and state and local government spending, along with a deceleration in personal consumption expenditures (“PCE”) and less export activity. The U.S. Department of Commerce’s initial reading for first quarter 2016 GDP growth — released after the reporting period ended — was 0.5%. This further slowdown was attributed to a number of factors, including a decrease in nonresidential fixed investment, a deceleration in PCE and a downturn in federal government spending.

Job growth in the U.S. was solid overall and was a tailwind for the economy during the reporting period. When the period ended in March 2016, unemployment was 5.0%, close to its lowest level since February 2008.

Turning to the global economy, in its April 2016 World Economic Outlook Update, released after the reporting period ended, the International Monetary Fund (“IMF”) said “Global recovery continues, but at an ever-slowing and increasingly fragile pace. The months since the last World Economic Outlook Update have seen a renewed episode of global asset market volatility, some loss of growth momentum in the advanced economies, and continuing headwinds for emerging market economies and lower-income countries.” From a regional perspective, the IMF currently estimates 2016 growth in the Eurozone will be 1.5%, versus 1.6% in 2015. Japan’s economy is expected to expand 0.5% in 2016, the same as in 2015. Elsewhere, the IMF projects that overall growth in emerging market countries will tick up to 4.1% in 2016, versus 4.0% in 2015.

IV	QS Emerging Markets Fund

Market review

Q. How did the Federal Reserve Board (“Fed”)ii respond to the economic environment?

A. After an extended period of maintaining the federal funds rateiii at a historically low range between zero and 0.25%, the Fed increased the rate at its meeting on December 16, 2015. This marked the first rate hike since 2006. In particular, the U.S. central bank raised the federal funds rate to a range between 0.25% and 0.50%. In its official statement after the December 2015 meeting, the Fed said, “The stance of monetary policy remains accommodative after this increase, thereby supporting further improvement in labor market conditions and a return to 2 percent inflation….The Committee expects that economic conditions will evolve in a manner that will warrant only gradual increases in the federal funds rate; the federal funds rate is likely to remain, for some time, below levels that are expected to prevail in the longer run.” At its meetings that concluded on January 27, 2016, March 16, 2016 and April 27, 2016 (after the reporting period ended), the Fed kept rates on hold.

Q. What actions did international central banks take during the reporting period?

A. Given the economic challenges in the Eurozone, the European Central Bank (“ECB”)iv took a number of actions to stimulate growth and ward off deflation. In January 2015, before the beginning of the reporting period, the ECB announced that, beginning in March 2015, it would start a €60 billion-a-month bond buying program that is expected to run until September 2016. In December 2015, the ECB extended its monthly bond buying program until at least March 2017. Finally, in March 2016, the ECB announced that it would increase its bond purchasing program to €80 billion a month. It also cut its deposit rate to -0.4% and its main interest rate to 0%. In other developed countries, the Bank of England kept rates on hold at 0.50% during the reporting period, its lowest level since 2006. After holding rates steady at 0.10% for more than five years, in January 2016 the Bank of Japan announced that it cut the rate on current accounts that commercial banks hold with it to -0.10%. Elsewhere, after keeping rates steady at 6.0% since July 2012, the People’s Bank of China lowered rates six times from November 23, 2014 through October 23, 2015, with the last cut pushing rates down to 4.35%.

Q. What factors impacted emerging market equities during the reporting period?

A. As was the case in the U.S., emerging market equities were also volatile during the reporting period. Emerging market equities, as measured by the MSCI Emerging Markets Indexv rallied sharply in October 2015, but then declined over the next four months of the reporting period. This turnaround was triggered by a number of factors, including concerns about the fallout from moderating economic growth in China, sharply falling commodity prices, uncertainties surrounding future Fed actions and several geopolitical issues. However, emerging market equities then posted a double-digit gain in March 2016. Investor sentiment for the asset class improved as oil prices moved higher and global monetary policy remained accommodative. All told, the MSCI Emerging Markets Index generated a solid 6.41% return over the six months ended March 31, 2016.

QS Emerging Markets Fund	V

Investment commentary (cont’d)

Performance review

For the six months ended March 31, 2016, Class C shares of QS Emerging Markets Fund, excluding sales charges, returned 8.11%. The Fund’s unmanaged benchmark, the MSCI Emerging Markets Index, returned 6.41% for the same period. The Lipper Emerging Markets Funds Category Average1 returned 4.60% over the same time frame.

Performance Snapshot as of March 31, 2016 (unaudited)
(excluding sales charges)	6 months
QS Emerging Markets Fund:
Class A	8.52%
Class C	8.11%
Class FI	8.55%
Class R	8.32%
Class I	8.66%
Class IS	8.67%
MSCI Emerging Markets Index	6.41%
Lipper Emerging Markets Funds Category Average[1]	4.60%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated February 1, 2016, the gross total annual operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.78%, 2.57%, 1.77%, 1.98%, 2.04% and 1.36%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets will not exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.25% for Class FI shares, 1.50% for Class R shares, 0.95% for Class I shares and 0.85% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended March 31, 2016, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 875 funds in the Fund’s Lipper category, and excluding sales charges.

VI	QS Emerging Markets Fund

operating expenses for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements. These arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

April 29, 2016

RISKS: International investments are subject to special risks including currency fluctuations, as well as social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. The securities markets of emerging market countries are substantially smaller, less developed, less liquid and more volatile than securities markets of the U.S. and more developed countries. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks, and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole. Forecasts and predictions are inherently limited and should not be relied upon as an indication of actual or future performance.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

[v]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

QS Emerging Markets Fund	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of March 31, 2016 and September 30, 2015 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.
‡	Represents less than 0.1%.

QS Emerging Markets Fund 2016 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on October 1, 2015 and held for the six months ended March 31, 2016.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	8.52%	$1,000.00	$1,085.20	1.25%	$6.52	Class A	5.00%	$1,000.00	$1,018.75	1.25%	$6.31
Class C	8.11	1,000.00	1,081.10	2.00	10.41	Class C	5.00	1,000.00	1,015.00	2.00	10.08
Class FI	8.55	1,000.00	1,085.50	1.25	6.52	Class FI	5.00	1,000.00	1,018.75	1.25	6.31
Class R	8.32	1,000.00	1,083.20	1.48	7.71	Class R	5.00	1,000.00	1,017.60	1.48	7.47
Class I	8.66	1,000.00	1,086.60	0.95	4.96	Class I	5.00	1,000.00	1,020.25	0.95	4.80
Class IS	8.67	1,000.00	1,086.70	0.85	4.43	Class IS	5.00	1,000.00	1,020.75	0.85	4.29

2	QS Emerging Markets Fund 2016 Semi-Annual Report

[1]	For the six months ended March 31, 2016.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 366.

QS Emerging Markets Fund 2016 Semi-Annual Report	3

Schedule of investments (unaudited)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Common Stocks — 97.3%
Consumer Discretionary — 12.3%
Auto Components — 0.4%
Bharat Forge Ltd.	3,612	$47,556	(a)
Bosch Ltd.	235	74,101	(a)
Cheng Shin Rubber Industry Co., Ltd.	47,000	94,420	(a)
Hyundai Mobis Co., Ltd.	314	68,339	(a)
Total Auto Components		284,416
Automobiles — 2.6%
Bajaj Auto Ltd.	2,468	89,509	(a)
Brilliance China Automotive Holdings Ltd.	38,000	39,332	(a)
BYD Co., Ltd., Class H Shares	7,500	43,016	*(a)
Chongqing Changan Automobile Co., Ltd., Class B Shares	13,700	25,651	(a)
Dongfeng Motor Group Co., Ltd., Class H Shares	36,000	44,860	(a)
Ford Otomotiv Sanayi AS	16,704	220,097	(a)
Geely Automobile Holdings Ltd.	70,000	34,489	(a)
Great Wall Motor Co., Ltd., Class H Shares	40,000	32,502	(a)
Hero MotoCorp Ltd.	1,428	63,384	(a)
Hyundai Motor Co.	782	104,241	(a)
Kia Motors Corp.	1,455	61,163	(a)
Mahindra and Mahindra Ltd.	6,252	114,170	(a)
Maruti Suzuki India Ltd.	1,381	77,352	(a)
PT Astra International Tbk	501,700	274,187	(a)
Tata Motors Ltd.	21,353	125,082	*(a)
Tofas Turk Otomobil Fabrikasi AS	29,348	237,826	(a)
UMW Holdings Berhad	36,200	63,802	(a)
Yulon Motor Co., Ltd.	41,000	39,769	(a)
Total Automobiles		1,690,432
Diversified Consumer Services — 0.4%
Estacio Participacoes SA	9,800	32,216
Kroton Educacional SA	39,440	125,922
New Oriental Education & Technology Group Inc., ADR	1,900	65,721
Total Diversified Consumer Services		223,859
Hotels, Restaurants & Leisure — 1.9%
Berjaya Sports Toto Berhad	70,701	57,268	(a)
Genting Berhad	167,600	420,967	(a)
Genting Malaysia Berhad	223,800	260,404	(a)
Kangwon Land Inc.	1,280	45,771	(a)
Minor International PCL	228,030	239,827	(a)

See Notes to Financial Statements.

4	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Hotels, Restaurants & Leisure — continued
OPAP SA	28,390	$199,650	(a)
Total Hotels, Restaurants & Leisure		1,223,887
Household Durables — 1.0%
Arcelik AS	53,293	362,227	(a)
Coway Co., Ltd.	461	38,896	(a)
Haier Electronics Group Co., Ltd.	17,000	29,450	(a)
LG Electronics Inc.	605	32,579	(a)
Steinhoff International Holdings NV	24,837	162,656	(a)
Total Household Durables		625,808
Internet & Catalog Retail — 0.5%
Ctrip.com International Ltd., ADR	3,400	150,484	*
JD.com Inc., ADR	4,500	119,250	*
Vipshop Holdings Ltd., ADR	5,300	68,264	*
Total Internet & Catalog Retail		337,998
Leisure Products — 0.1%
Giant Manufacturing Co., Ltd.	4,000	23,100	(a)
Merida Industry Co., Ltd.	5,800	25,501	(a)
Total Leisure Products		48,601
Media — 2.2%
Alibaba Pictures Group Ltd.	210,000	47,944	*(a)
Astro Malaysia Holdings Berhad	121,400	93,083	(a)
BEC World PCL	146,600	117,722	(a)
Cyfrowy Polsat SA	21,978	142,889	*(a)
Grupo Televisa SA	75,900	417,255
Naspers Ltd., Class N Shares	3,086	429,388	(a)
Surya Citra Media Tbk PT	174,100	41,219	(a)
Zee Entertainment Enterprises Ltd.	17,793	103,985	(a)
Total Media		1,393,485
Multiline Retail — 1.5%
El Puerto de Liverpool SAB de CV, Class C1 Shares	5,800	68,527
Lojas Renner SA	16,500	95,403
Matahari Department Store Tbk PT	67,900	93,925	(a)
S.A.C.I. Falabella	89,404	623,119
Woolworths Holdings Ltd.	10,305	62,554	(a)
Total Multiline Retail		943,528
Specialty Retail — 0.7%
FF Group	2,682	52,706	*(a)
GOME Electrical Appliances Holdings Ltd.	189,000	27,041	(a)

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Specialty Retail — continued
Home Product Center PCL	564,946	$132,484	(a)
Hotai Motor Co., Ltd.	7,000	76,902	(a)
JUMBO SA	11,962	161,932	*(a)
Total Specialty Retail		451,065
Textiles, Apparel & Luxury Goods — 1.0%
ANTA Sports Products Ltd.	14,000	30,946	(a)
Belle International Holdings Ltd.	65,000	37,652	(a)
CCC SA	2,761	118,075	(a)
Eclat Textile Co., Ltd.	4,440	58,131	(a)
Feng Tay Enterprise Co., Ltd.	9,420	49,973	(a)
LPP SA	145	213,628	(a)
Pou Chen Corp.	58,000	73,803	(a)
Ruentex Industries Ltd.	18,000	29,605	(a)
Shenzhou International Group	8,000	43,584	(a)
Total Textiles, Apparel & Luxury Goods		655,397
Total Consumer Discretionary		7,878,476
Consumer Staples — 12.5%
Beverages — 1.7%
AMBEV SA	29,600	154,929
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,651	164,672	(a)
China Resources Beer Holdings Co., Ltd.	54,000	99,587	(a)
Coca-Cola Femsa SAB de CV, Series L Shares	7,200	59,839
Coca-Cola Icecek AS	7,588	110,512	(a)
Compania Cervecerias Unidas SA	13,894	157,005
Fomento Economico Mexicano SAB de CV	25,300	243,846
Tsingtao Brewery Co., Ltd., Class H Shares	20,000	75,920	(a)
United Spirits Ltd.	1,327	50,107	*(a)
Total Beverages		1,116,417
Food & Staples Retailing — 4.0%
BIM Birlesik Magazalar AS	20,383	441,183	(a)
Cencosud SA	141,405	358,357
CP ALL PCL	306,000	397,939	(a)
E-MART Inc.	392	60,021	(a)
Magnit PJSC, Registered Shares, GDR	13,052	518,686	(a)
Massmart Holdings Ltd.	7,037	60,259	(a)
Pick n Pay Stores Ltd.	17,387	82,506	(a)
President Chain Store Corp.	15,000	109,198	(a)
Shoprite Holdings Ltd.	20,947	245,829	(a)

See Notes to Financial Statements.

6	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Food & Staples Retailing — continued
Spar Group Ltd.	7,004	$94,403	(a)
Sun Art Retail Group Ltd.	123,500	87,136	(a)
Wal-Mart de Mexico SAB de CV	59,800	141,564
Total Food & Staples Retailing		2,597,081
Food Products — 4.2%
BRF SA	4,600	65,642
Charoen Pokphand Foods PCL	205,400	142,461	(a)
China Huishan Dairy Holdings Co., Ltd.	246,000	91,962	(a)
China Mengniu Dairy Co., Ltd.	142,000	226,404	(a)
CJ CheilJedang Corp.	142	43,149	(a)
Felda Global Ventures Holdings Berhad	116,100	44,935	(a)
Genting Plantations Berhad	21,200	60,866	(a)
Indofood CBP Sukses Makmur Tbk PT	40,500	46,410	(a)
IOI Corp. Berhad	214,700	251,726	(a)
Kuala Lumpur Kepong Berhad	33,900	208,510	(a)
Nestle India Ltd.	560	48,169	(a)
ORION Corp.	61	48,738	(a)
Pioneer Foods Group Ltd.	8,710	81,875	(a)
PPB Group Berhad	41,500	177,645	(a)
PT Charoen Pokphand Indonesia Tbk	213,800	57,861	(a)
PT Indofood Sukses Makmur Tbk	134,000	72,976	(a)
Thai Union Group PCL, Class F Shares	156,800	93,153	(a)
Tiger Brands Ltd.	7,466	164,098	(a)
Tingyi (Cayman Islands) Holding Corp.	78,000	86,719	(a)
Ulker Biskuvi Sanayi AS	16,427	121,697	(a)
Uni-President Enterprises Corp.	181,856	319,064	(a)
Want Want China Holdings Ltd.	296,000	219,512	(a)
Total Food Products		2,673,572
Household Products — 0.5%
Hindustan Unilever Ltd.	13,641	179,747	(a)
Unilever Indonesia Tbk PT	44,100	142,742	(a)
Total Household Products		322,489
Personal Products — 1.1%
Amorepacific Corp.	455	153,737	(a)
Amorepacific Group	396	50,703	(a)
Godrej Consumer Products Ltd.	2,978	62,091	(a)
Hengan International Group Co., Ltd.	36,500	316,996	(a)
LG Household & Health Care Ltd.	139	114,831	(a)
Total Personal Products		698,358

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Tobacco — 1.0%
British American Tobacco (Malaysia) Berhad	9,000	$124,710	(a)
ITC Ltd.	39,990	197,734	(a)
KT&G Corp.	1,499	144,131	(a)
PT Gudang Garam Tbk	14,400	70,904	(a)
PT Hanjaya Mandala Sampoerna Tbk	10,300	76,423	(a)
Total Tobacco		613,902
Total Consumer Staples		8,021,819
Energy — 9.3%
Energy Equipment & Services — 0.7%
Bumi Armada Berhad	544,250	110,321	*(a)
China Oilfield Services Ltd., Class H Shares	36,000	28,230	(a)
Sapurakencana Petroleum Berhad	659,200	315,264	(a)
Total Energy Equipment & Services		453,815
Oil, Gas & Consumable Fuels — 8.6%
Bharat Petroleum Corp., Ltd.	4,994	68,261	(a)
China Petroleum & Chemical Corp., Class H Shares	376,000	245,491	(a)
China Shenhua Energy Co., Ltd., Class H Shares	62,000	97,729	(a)
CNOOC Ltd.	251,000	294,088	(a)
Coal India Ltd.	16,208	71,446	(a)
Ecopetrol SA	757,847	330,870
Gazprom PAO, ADR	43,354	186,542	(a)
GS Holdings	2,043	105,562	(a)
IRPC PCL	470,800	67,582	(a)
Kunlun Energy Co., Ltd.	66,000	57,223	(a)
Lukoil PJSC	3,813	148,099	*
NovaTek OAO, Registered Shares, GDR	578	51,792	(a)
Oil & Natural Gas Corp., Ltd.	20,579	66,677	(a)
PetroChina Co., Ltd., Class H Shares	294,000	194,668	(a)
Petroleo Brasileiro SA	44,400	131,262	*
Petronas Dagangan Berhad	50,700	313,215	(a)
Polski Koncern Naftowy Orlen SA	15,737	311,519	(a)
Polskie Gornictwo Naftowe i Gazownictwo SA	89,241	127,182	(a)
PTT Exploration and Production PCL	55,500	110,826	(a)
PTT PCL	42,700	339,852	(a)
Reliance Industries Ltd.	26,719	421,596	(a)
Rosneft Oil Co., Registered Shares, GDR	9,770	44,288	(a)
S-Oil Corp.	1,317	112,987	(a)
Sasol Ltd.	10,842	323,327	(a)

See Notes to Financial Statements.

8	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
SK Innovation Co., Ltd.	1,823	$274,857	(a)
Tatneft	10,710	57,388	*
Thai Oil PCL	42,300	83,265	(a)
Tupras-Turkiye Petrol Rafinerileri AS	26,898	756,728	*(a)
Ultrapar Participacoes SA	6,200	120,339
Total Oil, Gas & Consumable Fuels		5,514,661
Total Energy		5,968,476
Financials — 14.8%
Banks — 11.3%
Agricultural Bank of China Ltd., Class H Shares	76,000	27,351	(a)
Akbank TAS	83,343	237,119	(a)
AMMB Holdings Berhad	53,100	62,619	(a)
Axis Bank Ltd.	6,793	45,680	(a)
Banco Bradesco SA	6,000	50,194
Banco de Chile	1,864,088	200,906
Banco de Credito e Inversiones	2,006	81,069
Banco do Brasil SA	7,400	40,687
Banco Santander Chile	4,509,720	218,855
Bank of China Ltd., Class H Shares	217,800	90,442	(a)
Bank of the Philippine Islands	21,280	40,206	(a)
Bank Pekao SA	2,440	107,653	(a)
Bank Zachodni WBK SA	732	60,179	*(a)
BDO Unibank Inc.	31,240	69,404	(a)
China Construction Bank Corp., Class H Shares	237,767	152,084	(a)
China Development Financial Holding Corp.	211,000	56,337	(a)
China Merchants Bank Co., Ltd., Class H Shares	12,500	26,262	(a)
CIMB Group Holdings Berhad	123,700	153,743	(a)
Commercial International Bank	80,433	348,091	(a)
Corpbanca SA	12,997,695	118,859
Credicorp Ltd.	4,900	641,949
CTBC Financial Holding Co., Ltd.	128,967	68,060	(a)
Grupo Financiero Banorte SAB de CV, Class O Shares	57,600	326,420
Grupo Financiero Inbursa SAB de CV, Class O Shares	40,900	81,861
Grupo Financiero Santander Mexico SAB de CV, Class B Shares	36,400	66,007
Hana Financial Group Inc.	2,884	62,523	(a)
Hong Leong Bank Berhad	14,700	50,862	(a)
ICICI Bank Ltd.	18,985	68,107	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	213,246	119,625	(a)

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Banks — continued
Kasikornbank PCL	32,000	$159,117	(a)
KB Financial Group Inc.	3,108	86,539	(a)
Komercni Banka AS	1,657	365,047	(a)
Malayan Banking Berhad	72,900	168,533	(a)
Mega Financial Holding Co., Ltd.	88,000	62,579	(a)
OTP Bank PLC	19,445	487,045	(a)
Powszechna Kasa Oszczednosci Bank Polski SA	14,846	110,550	*(a)
PT Bank Central Asia Tbk	148,000	148,413	(a)
PT Bank Mandiri (Persero) Tbk	122,900	95,431	(a)
PT Bank Rakyat Indonesia (Persero) Tbk	141,600	121,953	(a)
Public Bank Berhad	37,710	181,513	(a)
Sberbank of Russia PJSC	264,690	432,502	*
Shinhan Financial Group Co., Ltd.	2,721	95,977	(a)
Siam Commercial Bank PCL	31,100	124,648	(a)
Standard Bank Group Ltd.	15,470	138,699	(a)
State Bank of India	25,810	76,175	(a)
Turkiye Garanti Bankasi AS	86,310	252,054	(a)
Turkiye Halk Bankasi AS	23,308	86,476	(a)
Turkiye Is Bankasi, Class C Shares	41,672	68,811	(a)
Turkiye Vakiflar Bankasi T.A.O., Class D Shares	39,622	66,133	(a)
VTB Bank PJSC	146,880,000	166,856	*
Yapi ve Kredi Bankasi AS	51,696	76,040	*(a)
Total Banks		7,244,245
Capital Markets — 0.1%
Brait SE	5,664	63,918	*(a)
Yuanta Financial Holding Co., Ltd.	98,050	35,004	(a)
Total Capital Markets		98,922
Consumer Finance — 0.1%
Gentera SAB de CV	23,000	45,395
Diversified Financial Services — 1.2%
Ayala Corp.	4,120	67,093	(a)
FirstRand Ltd.	27,885	90,997	(a)
Fubon Financial Holding Co., Ltd.	45,000	56,896	(a)
Grupo de Inversiones Suramericana SA	10,784	143,403
GT Capital Holdings Inc.	1,920	57,963	(a)
Haci Omer Sabanci Holding AS	32,533	112,309	(a)
Metro Pacific Investments Corp.	417,400	53,213	(a)
Moscow Exchange MICEX-RTS PJSC	33,550	52,159	*

See Notes to Financial Statements.

10	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Diversified Financial Services — continued
Remgro Ltd.	6,669	$112,949	(a)
Total Diversified Financial Services		746,982
Insurance — 0.8%
Cathay Financial Holding Co., Ltd.	60,350	72,176	(a)
China Life Insurance Co., Ltd., Class H Shares	20,000	49,024	(a)
China Pacific Insurance (Group) Co., Ltd., Class H Shares	12,800	47,881	(a)
Ping An Insurance Group Co. of China Ltd., Class H Shares	16,000	76,670	(a)
Powszechny Zaklad Ubezpieczen SA	9,300	88,495	(a)
Samsung Fire & Marine Insurance Co., Ltd.	246	63,441	(a)
Samsung Life Insurance Co., Ltd.	571	58,660	(a)
Sanlam Ltd.	20,304	94,094	(a)
Total Insurance		550,441
Real Estate Investment Trusts (REITs) — 0.3%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	90,361	91,907	(a)
Fibra Uno Administracion SA de CV	49,800	115,844
Total Real Estate Investment Trusts (REITs)		207,751
Real Estate Management & Development — 0.5%
Ayala Land Inc.	161,800	124,058	(a)
China Overseas Land & Investment Ltd.	16,060	50,868	(a)
SM Prime Holdings Inc.	199,400	95,215	(a)
Talaat Moustafa Group	69,432	49,181	(a)
Total Real Estate Management & Development		319,322
Thrifts & Mortgage Finance — 0.5%
Housing Development Finance Corp., Ltd.	16,460	274,759	(a)
Indiabulls Housing Finance Ltd.	4,011	39,356	(a)
Total Thrifts & Mortgage Finance		314,115
Total Financials		9,527,173
Health Care — 3.9%
Biotechnology — 0.3%
Celltrion Inc.	2,251	215,314	*(a)
Health Care Equipment & Supplies — 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares	104,000	66,254	(a)
Health Care Providers & Services — 0.9%
Apollo Hospitals Enterprise Ltd.	1,650	33,418	(a)
Life Healthcare Group Holdings Ltd.	31,732	76,520	(a)
Netcare Ltd.	42,564	103,829	(a)
Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares	38,400	76,492	(a)
Sinopharm Group Co., Ltd., Class H Shares	65,200	293,047	(a)
Total Health Care Providers & Services		583,306

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Pharmaceuticals — 2.6%
Aspen Pharmacare Holdings Ltd.	17,064	$369,122	(a)
Aurobindo Pharma Ltd.	6,790	76,369	(a)
China Medical System Holdings Ltd.	61,000	84,655	(a)
Cipla Ltd.	5,597	43,587	(a)
CSPC Pharmaceutical Group Ltd.	202,000	182,598	(a)
Dr. Reddy’s Laboratories Ltd.	1,786	82,108	(a)
Hanmi Pharm. Co., Ltd.	180	109,961	(a)
Hanmi Science Co., Ltd.	419	54,557	(a)
Lupin Ltd.	3,790	84,707	(a)
Luye Pharma Group Ltd.	73,000	56,740	*(a)
Piramal Enterprises Ltd.	2,772	43,528	(a)
Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares	21,000	58,095	(a)
Sino Biopharmaceutical Ltd.	216,000	161,587	(a)
Sun Pharmaceutical Industries Ltd.	15,482	193,075	(a)
Yuhan Corp.	260	63,748	(a)
Total Pharmaceuticals		1,664,437
Total Health Care		2,529,311
Industrials — 9.8%
Aerospace & Defense — 0.2%
Embraer SA	18,100	120,058
Airlines — 0.5%
China Airlines Ltd.	200,000	71,430	*(a)
EVA Airways Corp.	138,000	77,148	*(a)
Turk Hava Yollari Anonim Ortakligi	62,119	171,577	*(a)
Total Airlines		320,155
Commercial Services & Supplies — 0.1%
China Everbright International Ltd.	34,000	38,109	(a)
Construction & Engineering — 1.1%
China Communications Construction Co., Ltd., Class H Shares	53,000	63,302	(a)
China Railway Group Ltd., Class H Shares	45,000	34,078	(a)
China State Construction International Holdings Ltd.	34,000	50,687	(a)
Dialog Group Berhad	185,664	76,184	(a)
Gamuda Berhad	83,500	105,307	(a)
Hyundai Engineering & Construction Co., Ltd.	1,344	49,519	(a)
IJM Corp. Berhad	126,800	114,735	(a)
Larsen & Toubro Ltd.	11,177	206,685	(a)
Total Construction & Engineering		700,497

See Notes to Financial Statements.

12	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Electrical Equipment — 0.3%
Bharat Heavy Electricals Ltd.	23,215	$39,877	(a)
Teco Electric & Machinery Co., Ltd.	131,000	106,743	(a)
Zhuzhou CRRC Times Electric Co., Ltd.	7,500	43,726	(a)
Total Electrical Equipment		190,346
Industrial Conglomerates — 4.4%
Aboitiz Equity Ventures Inc.	80,770	114,024	(a)
Alfa SAB de CV, Class A Shares	108,071	217,491
Beijing Enterprises Holdings Ltd.	8,500	46,533	(a)
Bidvest Group Ltd.	25,090	633,653	(a)
CITIC Ltd.	48,000	72,920	(a)
DMCI Holdings Inc.	202,050	58,788	(a)
Enka Insaat ve Sanayi AS	48,082	83,082	(a)
Far Eastern New Century Corp.	199,406	162,827	(a)
Fosun International Ltd.	35,000	49,847	(a)
Grupo Carso SA de CV, Series A1 Shares	16,300	75,947
Hap Seng Consolidated Berhad	21,100	40,761	(a)
JG Summit Holdings Inc.	98,700	170,021	(a)
Koc Holding AS	71,484	362,550	(a)
LG Corp.	1,031	61,740	(a)
Samsung C&T Corp.	596	74,489	(a)
Siemens Ltd.	3,049	50,410	(a)
Sime Darby Berhad	133,400	271,817	(a)
SK Holdings Co., Ltd.	251	48,934	(a)
SM Investments Corp.	6,300	129,920	(a)
Turkiye Sise ve Cam Fabrikalari AS	85,550	111,059	(a)
Total Industrial Conglomerates		2,836,813
Machinery — 1.0%
Ashok Leyland Ltd.	36,428	59,922	(a)
China Conch Venture Holdings Ltd.	17,500	34,515	(a)
CRRC Corp. Ltd., Class H Shares	55,700	56,182	(a)
Eicher Motors Ltd.	428	124,056	(a)
Hiwin Technologies Corp.	10,067	44,510	(a)
Hyundai Heavy Industries Co., Ltd.	372	34,623	*(a)
PT United Tractors Tbk	187,700	216,674	(a)
Weg SA	18,540	72,239
Total Machinery		642,721

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Marine — 0.3%
Evergreen Marine Corp. (Taiwan) Ltd.	145,440	$53,995	(a)
MISC Berhad	56,000	127,815	(a)
Total Marine		181,810
Road & Rail — 0.1%
Container Corp. of India Ltd.	2,648	49,899	(a)
Localiza Rent A Car SA	5,800	47,940
Total Road & Rail		97,839
Trading Companies & Distributors — 0.3%
Barloworld Ltd.	20,421	104,225	(a)
PT AKR Corporindo Tbk	192,400	100,815	(a)
Total Trading Companies & Distributors		205,040
Transportation Infrastructure — 1.5%
Adani Ports and Special Economic Zone Ltd.	30,339	113,543	(a)
CCR SA	25,900	101,060
China Merchants Holdings International Co., Ltd.	18,000	53,403	(a)
Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	7,800	69,431
Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	5,900	88,836
Malaysia Airports Holdings Berhad	41,700	72,681	(a)
OHL Mexico SAB de CV	27,000	42,741	*
Promotora y Operadora de Infraestructura SAB de CV	7,600	100,734
PT Jasa Marga (Persero) Tbk	259,300	105,635	(a)
TAV Havalimanlari Holding AS	21,003	125,126	(a)
Westports Holdings Berhad	57,500	60,866	(a)
Total Transportation Infrastructure		934,056
Total Industrials		6,267,444
Information Technology — 3.9%
Electronic Equipment, Instruments & Components — 0.2%
AAC Technologies Holdings Inc.	5,500	42,108	(a)
Hon Hai Precision Industry Co., Ltd.	27,182	71,187	(a)
Total Electronic Equipment, Instruments & Components		113,295
Internet Software & Services — 1.4%
Alibaba Group Holding Ltd., ADR	3,300	260,799	*
Baidu Inc., ADR	900	171,792	*
Naver Corp.	63	35,068	(a)
NetEase Inc., ADR	300	43,074
Tencent Holdings Ltd.	18,200	372,016	(a)
Total Internet Software & Services		882,749

See Notes to Financial Statements.

14	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
IT Services — 1.5%
Cielo SA	34,420	$334,757
HCL Technologies Ltd.	6,594	80,951	(a)
Infosys Ltd.	17,076	314,514	(a)
Tata Consultancy Services Ltd.	3,744	143,008	(a)
Wipro Ltd.	8,798	75,325	(a)
Total IT Services		948,555
Semiconductors & Semiconductor Equipment — 0.3%
Hanergy Thin Film Power Group Ltd.	158,000	407	*(a)(b)
SK Hynix Inc.	1,434	35,331	(a)
Taiwan Semiconductor Manufacturing Co., Ltd.	38,715	193,641	(a)
Total Semiconductors & Semiconductor Equipment		229,379
Software — 0.1%
Totvs SA	5,300	40,093
Technology Hardware, Storage & Peripherals — 0.4%
Lenovo Group Ltd.	44,000	34,510	(a)
Samsung Electronics Co., Ltd.	207	237,433	(a)
Total Technology Hardware, Storage & Peripherals		271,943
Total Information Technology		2,486,014
Materials — 11.6%
Chemicals — 3.2%
Asian Paints Ltd.	10,821	142,264	(a)
Formosa Chemicals & Fibre Corp.	44,000	109,546	(a)
Formosa Plastics Corp.	52,000	128,800	(a)
Grupa Azoty SA	5,057	130,480	*(a)
Indorama Ventures PCL	103,000	66,754	(a)
LG Chem Ltd.	444	127,079	(a)
Lotte Chemical Corp.	150	44,769	(a)
Mexichem SAB de CV	20,800	50,925
Nan Ya Plastics Corp.	66,000	138,474	(a)
Petronas Chemicals Group Berhad	402,200	692,168	(a)
PTT Global Chemical PCL	112,100	192,782	(a)
Sinopec Shanghai Petrochemical Co., Ltd., Class H Shares	228,000	115,647	*(a)
Synthos SA	49,927	51,287	(a)
UPL Ltd.	10,794	77,882	(a)
Total Chemicals		2,068,857
Construction Materials — 3.4%
Ambuja Cements Ltd.	29,593	104,094	(a)
Anhui Conch Cement Co., Ltd., Class H Shares	91,000	244,181	(a)

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Construction Materials — continued
Asia Cement Corp.	76,643	$69,972	(a)
Cementos Argos SA	43,548	168,647
Cemex SAB de CV	353,804	257,001	*
China National Building Material Co., Ltd., Class H Shares	216,000	100,226	(a)
Grupo Argos SA	35,643	238,292
Lafarge Malaysia Berhad	66,500	153,211	(a)
PT Indocement Tunggal Prakarsa Tbk	125,000	185,866	(a)
PT Semen Indonesia (Persero) Tbk	252,000	193,314	(a)
Shree Cement Ltd.	348	64,510	(a)
Siam Cement PCL, Registered Shares	22,400	297,849	(a)
Taiwan Cement Corp.	49,000	47,920	(a)
Ultratech Cement Ltd.	1,443	70,467	(a)
Total Construction Materials		2,195,550
Containers & Packaging — 0.1%
Klabin SA	11,300	60,874
Metals & Mining — 3.9%
Alrosa PAO	72,800	75,980	*
Aluminum Corporation of China Ltd., Class H Shares	340,000	107,598	*(a)
AngloGold Ashanti Ltd.	7,390	102,372	*(a)
China Steel Corp.	45,600	31,714	(a)
Compania de Minas Buenaventura SA, ADR	9,800	72,128	*
Gold Fields Ltd.	14,928	58,965	(a)
Grupo Mexico SAB de CV, Series B Shares	99,400	239,796
Hindalco Industries Ltd.	42,981	56,687	(a)
Hyundai Steel Co.	824	39,966	(a)
Impala Platinum Holdings Ltd.	13,262	42,024	*(a)
Industrias Penoles SAB de CV	3,065	38,736
Jiangxi Copper Co., Ltd., Class H Shares	106,000	126,912	(a)
JSW Steel Ltd.	2,388	45,885	(a)
KGHM Polska Miedz SA	14,605	296,795	(a)
Korea Zinc Co., Ltd.	122	51,217	(a)
MMC Norilsk Nickel PJSC, ADR	26,410	340,315	(a)
POSCO	560	106,660	(a)
Severstal PAO	8,740	93,208	*
Sibanye Gold Ltd.	13,184	50,547	(a)
Southern Copper Corp.	9,000	249,390
Tata Steel Ltd.	12,132	58,421	(a)
Vale SA	21,100	88,903

See Notes to Financial Statements.

16	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Metals & Mining — continued
Vedanta Ltd.	32,797	$44,093	(a)
Zijin Mining Group Co., Ltd., Class H Shares	374,000	113,868	(a)
Total Metals & Mining		2,532,180
Paper & Forest Products — 1.0%
Empresas CMPC SA	163,103	381,766
Fibria Celulose SA	2,800	23,626
Mondi Ltd.	3,707	71,226	(a)
Nine Dragons Paper Holdings Ltd.	100,000	75,273	(a)
Sappi Ltd.	13,043	57,661	*(a)
Total Paper & Forest Products		609,552
Total Materials		7,467,013
Telecommunication Services — 11.4%
Diversified Telecommunication Services — 2.9%
Alibaba Health Information Technology Ltd.	48,000	29,737	*(a)
Bharti Infratel Ltd.	29,064	172,760	(a)
China Telecom Corp., Ltd., Class H Shares	200,000	105,144	(a)
China Unicom (Hong Kong) Ltd.	88,000	115,795	(a)
Chunghwa Telecom Co., Ltd.	82,000	278,890	(a)
KT Corp.	2,989	77,870	(a)
LG Uplus Corp.	18,406	177,798	(a)
PT Telekomunikasi Indonesia Persero Tbk	1,449,900	363,432	(a)
Rostelecom PJSC	65,680	96,665	*
Telekom Malaysia Berhad	70,900	119,929	(a)
Telkom South Africa SOC Ltd.	12,100	47,039	(a)
True Corp. PCL	422,623	91,300	*(a)
Turk Telekomunikasyon AS	81,877	193,859	(a)
Total Diversified Telecommunication Services		1,870,218
Wireless Telecommunication Services — 8.5%
Advanced Info Service PCL, Registered Shares	55,200	285,571	(a)
Advanced Info Service PCL	4,700	24,305	(a)
America Movil SAB de CV, Series L Shares	683,586	531,766
Axiata Group Berhad	122,300	184,612	(a)
Bharti Airtel Ltd.	60,627	319,802	(a)
China Mobile Ltd.	78,500	874,579	(a)
DiGi.Com Berhad	202,900	256,907	(a)
Far EasTone Telecommunications Co., Ltd.	59,000	131,857	(a)
Globe Telecom Inc.	2,025	97,637	(a)
Idea Cellular Ltd.	52,387	89,140	(a)

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security	Shares	Value
Wireless Telecommunication Services — continued
Maxis Berhad	98,100	$159,674	(a)
MegaFon PJSC, Registered Shares, GDR	7,221	79,146	(a)
Mobile TeleSystems PJSC, ADR	41,000	331,690
MTN Group Ltd.	50,002	455,713	(a)
Philippine Long Distance Telephone Co.	7,400	318,135	(a)
PT Tower Bersama Infrastructure Tbk	70,600	31,007	*(a)
PT XL Axiata Tbk	82,200	24,793	*(a)
Reliance Communications Ltd.	36,583	27,608	*(a)
Sistema JSFC, Registered Shares, GDR	11,811	76,420	(a)
SK Telecom Co., Ltd.	1,259	228,609	(a)
Taiwan Mobile Co., Ltd.	29,000	93,935	(a)
Tim Participacoes SA	51,100	113,693
Turkcell Iletisim Hizmetleri AS	141,088	592,862	(a)
Vodacom Group Ltd.	7,965	86,468	(a)
Total Wireless Telecommunication Services		5,415,929
Total Telecommunication Services		7,286,147
Utilities — 7.8%
Electric Utilities — 3.3%
CEZ AS	15,503	272,949	(a)
Enea SA	15,574	49,724	(a)
Energa SA	13,310	46,644	(a)
Enersis Americas SA	816,065	226,035
Equatorial Energia SA	8,800	100,246
Korea Electric Power Corp.	7,585	398,352	(a)
PGE Polska Grupa Energetyczna SA	73,862	276,597	(a)
Tata Power Co., Ltd.	128,107	125,606	(a)
Tauron Polska Energia SA	70,347	56,717	(a)
Tenaga Nasional Berhad	156,200	558,094	(a)
Total Electric Utilities		2,110,964
Gas Utilities — 1.5%
China Gas Holdings Ltd.	64,000	94,090	(a)
China Resources Gas Group Ltd.	22,000	62,699	(a)
ENN Energy Holdings Ltd.	22,000	121,461	(a)
GAIL India Ltd.	42,350	228,870	(a)
Petronas Gas Berhad	14,200	80,060	(a)
PT Perusahaan Gas Negara	1,974,600	389,221	(a)
Total Gas Utilities		976,401

See Notes to Financial Statements.

18	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 2.3%
Aboitiz Power Corp.	172,500	$164,620	(a)
AES Gener SA	122,896	62,374
CGN Power Co., Ltd., Class H Shares	250,000	85,145	(a)
China Longyuan Power Group Corp., Ltd., Class H Shares	83,000	61,663	(a)
China Power International Development Ltd.	123,000	64,092	(a)
China Resources Power Holdings Co., Ltd.	56,000	104,302	(a)
Colbun SA	302,570	84,461
Datang International Power Generation Co., Ltd., Class H Shares	122,000	37,584	(a)
Empresa Nacional de Electricidad SA	138,252	191,931
Energy Development Corp.	1,204,000	153,759	(a)
Huaneng Power International Inc., Class H Shares	104,000	92,759	(a)
Huaneng Renewables Corp., Ltd., Class H Shares	170,000	52,630	(a)
NTPC Ltd.	133,205	258,388	(a)
Tractebel Energia SA	7,900	80,590
Total Independent Power and Renewable Electricity Producers		1,494,298
Multi-Utilities — 0.2%
YTL Corp. Berhad	209,400	88,017	(a)
Water Utilities — 0.5%
Aguas Andinas SA, Class A Shares	101,611	57,942
Beijing Enterprises Water Group Ltd.	122,000	76,501	(a)
Companhia de Saneamento Basico do Estado de Sao Paulo	12,300	82,031
Guangdong Investment Ltd.	80,000	101,305	(a)
Total Water Utilities		317,779
Total Utilities		4,987,459
Total Common Stocks (Cost — $73,863,972)		62,419,332
Preferred Stocks — 2.7%
Consumer Discretionary — 0.1%
Multiline Retail — 0.1%
Lojas Americanas SA	21,240	98,177
Consumer Staples — 0.1%
Beverages — 0.1%
Embotelladora Andina SA, Class B Shares	30,460	98,628
Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
AK Transneft OAO	14	39,050	*
Petroleo Brasileiro SA	58,900	136,781	*
Total Energy		175,831

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Security			Shares		Value
Financials — 0.8%
Banks — 0.7%
Banco Bradesco SA			10,520		$79,200
Bancolombia SA			18,595		160,385
Grupo Aval Acciones y Valores SA			120,610		47,030
Itau Unibanco Holding SA			14,850		128,897
Itausa — Investimentos Itau SA			17,895		40,661
Total Banks					456,173
Diversified Financial Services — 0.1%
Grupo de Inversiones Suramericana SA			4,652		60,776
Total Financials					516,949
Information Technology — 0.1%
Technology Hardware, Storage & Peripherals — 0.1%
Samsung Electronics Co., Ltd.			54		52,250	(a)
Materials — 0.6%
Chemicals — 0.4%
Sociedad Quimica y Minera de Chile SA, Class B Shares			12,449		257,008
Metals & Mining — 0.2%
Vale SA			31,500		99,695
Paper & Forest Products — 0.0%
Suzano Papel e Celulose SA, Class A Shares			8,600		30,280
Total Materials					386,983
Telecommunication Services — 0.5%
Diversified Telecommunication Services — 0.5%
Telefonica Brasil SA			25,500		320,838
Utilities — 0.2%
Electric Utilities — 0.2%
Companhia Energetica de Minas Gerais			23,200		52,199
Companhia Paranaense de Energia-Copel			6,100		48,604
Total Utilities					100,803
Total Preferred Stocks (Cost — $2,656,062)					1,750,459
	Rate	Maturity Date	Face Amount†
Corporate Bonds & Notes — 0.1%
Utilities — 0.1%
Independent Power and Renewable Electricity Producers — 0.1%
NTPC Ltd., Secured Bonds (Cost — $37,210)	8.490%	3/25/25	2,236,875	INR	34,420	(a)(b)

See Notes to Financial Statements.

20	QS Emerging Markets Fund 2016 Semi-Annual Report

QS Emerging Markets Fund

Security		Expiration Date	Rights	Value
Rights — 0.0%
Banco de Credito e Inversiones (Cost — $0)		4/19/16	194	$413	*
Total Investments before Short-Term Investments (Cost — $76,557,244)				64,204,624

	Rate		Shares
Short-Term Investments — 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost — $192,288)	0.447%		192,288	192,288
Total Investments — 100.4% (Cost — $76,749,532#)				64,396,912
Liabilities in Excess of Other Assets — (0.4)%				(229,076)
Total Net Assets — 100.0%				$64,167,836

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts
INR	— Indian Rupee
PJSC	— Private Joint Stock Company

Summary of Investments by Country**
China	13.2%
Malaysia	9.8
India	9.5
Turkey	7.8
South Africa	6.7
South Korea	6.4
Mexico	5.1
Chile	4.8
Brazil	4.8
Taiwan	4.8
Thailand	4.6
Indonesia	4.4
Russia	4.3
Poland	3.4
Philippines	2.7
Colombia	1.8

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

March 31, 2016

QS Emerging Markets Fund

Summary of Investments by Country** (cont’d)
Peru	1.5%
Czech Republic	1.0
Hong Kong	0.8
Hungary	0.8
Greece	0.6
Egypt	0.6
Netherlands	0.3
Short-Term Investments	0.3
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2016 and are subject to change.

See Notes to Financial Statements.

22	QS Emerging Markets Fund 2016 Semi-Annual Report

Statement of assets and liabilities (unaudited)

March 31, 2016

Assets:
Investments, at value (Cost — $76,749,532)	$64,396,912
Foreign currency, at value (Cost — $106,731)	108,333
Dividends and interest receivable	222,620
Receivable for Fund shares sold	25,012
Deposits with brokers for open futures contracts	17,322
Receivable from broker — variation margin on open futures contracts	7,005
Prepaid expenses	56,958
Other assets	96,117
Total Assets	64,930,279

Liabilities:
Payable for Fund shares repurchased	255,822
Due to custodian	101,255
Trustees’ fees payable	97,099
Service and/or distribution fees payable	34,092
Accrued foreign capital gains tax	19,807
Investment management fee payable	17,386
Accrued expenses	236,982
Total Liabilities	762,443
Total Net Assets	$64,167,836

Net Assets:
Par value (Note 7)	$39
Paid-in capital in excess of par value	127,849,626
Overdistributed net investment income	(158,529)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(51,144,327)
Net unrealized depreciation on investments, futures contracts and foreign currencies	(12,378,973)	†
Total Net Assets	$64,167,836

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	23

Statement of assets and liabilities (unaudited) (cont’d)

March 31, 2016

Net Assets:
Class A	$7,596,485
Class C	$39,033,433
Class FI	$2,374,132
Class R	$30,251
Class I	$15,117,103
Class IS	$16,432

Shares Outstanding:
Class A	469,247
Class C	2,402,137
Class FI	143,273
Class R	1,850
Class I	910,322
Class IS	991

Net Asset Value:
Class A (and redemption price)	$16.19
Class C*	$16.25
Class FI (and redemption price)	$16.57
Class R (and redemption price)	$16.35
Class I (and redemption price)	$16.61
Class IS (and redemption price)	$16.58
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$17.18

†	Net of accrued foreign capital gains tax of $19,807.

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

24	QS Emerging Markets Fund 2016 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended March 31, 2016

Investment Income:
Dividends	$557,099
Interest	2,097
Less: Foreign taxes withheld	(59,568)
Total Investment Income	499,628

Expenses:
Investment management fee (Note 2)	265,128
Service and/or distribution fees (Notes 2 and 5)	214,360
Transfer agent fees (Note 5)	104,090
Custody fees	75,788
Registration fees	40,256
Audit and tax fees	20,465
Legal fees	18,222
Shareholder reports	16,605
Fund accounting fees	11,586
Trustees’ fees	3,129
Insurance	1,003
Miscellaneous expenses	17,387
Total Expenses	788,019
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(265,296)
Net Expenses	522,723
Net Investment Loss	(23,095)

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(414,814)
Futures contracts	189,155
Foreign currency transactions	5,709
Net Realized Loss	(219,950)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	5,204,385	†
Futures contracts	29,576
Foreign currencies	12,093
Change in Net Unrealized Appreciation (Depreciation)	5,246,054
Net Gain on Investments, Futures Contracts and Foreign Currency Transactions	5,026,104
Increase in Net Assets From Operations	$5,003,009

†	Net of change in accrued foreign capital gains tax of $5,064.

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	25

Statements of changes in net assets

For the Six Months Ended March 31, 2016 (unaudited) and the Year Ended September 30, 2015	2016	2015

Operations:
Net investment income (loss)	$(23,095)	$655,737
Net realized loss	(219,950)	(1,196,680)
Change in net unrealized appreciation (depreciation)	5,246,054	(17,767,553)
Increase (Decrease) in Net Assets From Operations	5,003,009	(18,308,496)

Distributions to Shareholders From (Notes 1 and 6):
Net investment income	(400,005)	(450,004)
Decrease in Net Assets From Distributions to Shareholders	(400,005)	(450,004)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	6,137,758	7,638,200
Reinvestment of distributions	316,917	400,333
Cost of shares repurchased	(13,421,032)	(35,197,348)
Decrease in Net Assets From Fund Share Transactions	(6,966,357)	(27,158,815)
Decrease in Net Assets	(2,363,353)	(45,917,315)

Net Assets:
Beginning of period	66,531,189	112,448,504
End of period*	$64,167,836	$66,531,189
*Includes(overdistributed) undistributed net investment income, respectively, of:	$(158,529)	$264,571

See Notes to Financial Statements.

26	QS Emerging Markets Fund 2016 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class A Shares[1]	2016[2]	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]	2010[4,5]

Net asset value, beginning of period	$15.12	$19.00	$18.95	$20.80	$18.46	$23.98	$20.35

Income (loss) from operations:
Net investment income	0.03	0.18	0.20	0.19	0.25	0.22	0.11
Net realized and unrealized gain (loss)	1.24	(3.90)	(0.15)	(1.72)	2.43	(5.64)	3.61
Total income (loss) from operations	1.27	(3.72)	0.05	(1.53)	2.68	(5.42)	3.72

Less distributions from:
Net investment income	(0.20)	(0.16)	—	(0.32)	(0.34)	(0.10)	(0.09)
Total distributions	(0.20)	(0.16)	—	(0.32)	(0.34)	(0.10)	(0.09)

Net asset value, end of period	$16.19	$15.12	$19.00	$18.95	$20.80	$18.46	$23.98
Total return[6]	8.52%	(19.70)%	0.21%	(7.31)%	14.59%	(22.56)%	18.33%

Net assets, end of period (000s)	$7,596	$4,401	$8,845	$11,140	$20,460	$22,642	$17,565

Ratios to average net assets:
Gross expenses[7]	1.93%[8]	1.86%[9]	1.87%[8]	1.72%[9]	1.62%[9]	1.62%[9]	1.63%
Net expenses[7,10,11]	1.25 [8]	1.28 [9]	1.50 [8]	1.49 [9]	1.48 [9]	1.49 [9]	1.50
Net investment income	0.45 [8]	1.00	1.41 [8]	0.94	1.27	1.01	0.51

Portfolio turnover rate	11%	19%	120%	140%	104%	99%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A shares did not exceed 1.25%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses to average net assets of Class A shares did not exceed 1.50%.

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	27

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class C Shares[1]	2016[2]	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]	2010[4,5]

Net asset value, beginning of period	$15.07	$18.95	$19.01	$20.83	$18.42	$23.97	$20.42

Income (loss) from operations:
Net investment income (loss)	(0.03)	0.08	0.09	0.06	0.11	0.07	(0.05)
Net realized and unrealized gain (loss)	1.25	(3.92)	(0.15)	(1.74)	2.42	(5.62)	3.60
Total income (loss) from operations	1.22	(3.84)	(0.06)	(1.68)	2.53	(5.55)	3.55

Less distributions from:
Net investment income	(0.04)	(0.04)	—	(0.14)	(0.12)	—	—
Total distributions	(0.04)	(0.04)	—	(0.14)	(0.12)	—	—

Net asset value, end of period	$16.25	$15.07	$18.95	$19.01	$20.83	$18.42	$23.97
Total return[6]	8.11%	(20.29)%	(0.32)%	(8.03)%	13.77%	(23.15)%	17.39%

Net assets, end of period (000s)	$39,033	$44,040	$70,838	$88,357	$133,381	$161,997	$273,698

Ratios to average net assets:
Gross expenses[7]	2.80%[8]	2.59%[9]	2.63%[8]	2.48%[9]	2.41%[9]	2.40%[9]	2.34%
Net expenses[7,10,11]	2.00 [8]	2.02 [9]	2.25 [8]	2.24 [9]	2.23 [9]	2.25 [9]	2.25
Net investment income (loss)	(0.39) [8]	0.42	0.63 [8]	0.33	0.54	0.32	(0.24)

Portfolio turnover rate	11%	19%	120%	140%	104%	99%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class C shares did not exceed 2.00%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses to average net assets of Class C shares did not exceed 2.25%.

See Notes to Financial Statements.

28	QS Emerging Markets Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class FI Shares[1]	2016[2]	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]	2010[4,5]

Net asset value, beginning of period	$15.46	$19.45	$19.41	$21.27	$18.85	$24.47	$20.77

Income (loss) from operations:
Net investment income	0.04	0.21	0.18	0.21	0.25	0.24	0.11
Net realized and unrealized gain (loss)	1.26	(4.00)	(0.14)	(1.77)	2.48	(5.76)	3.68
Total income (loss) from operations	1.30	(3.79)	0.04	(1.56)	2.73	(5.52)	3.79

Less distributions from:
Net investment income	(0.19)	(0.20)	—	(0.30)	(0.31)	(0.10)	(0.09)
Total distributions	(0.19)	(0.20)	—	(0.30)	(0.31)	(0.10)	(0.09)

Net asset value, end of period	$16.57	$15.46	$19.45	$19.41	$21.27	$18.85	$24.47
Total return[6]	8.55%	(19.65)%	0.21%	(7.32)%	14.56%	(22.56)%	18.31%

Net assets, end of period (000s)	$2,374	$2,667	$5,018	$7,595	$18,741	$20,543	$35,116

Ratios to average net assets:
Gross expenses[7]	2.05%[8]	1.81%[9]	1.99%[8,9]	1.85%[9]	1.65%[9]	1.69%[9]	1.57%
Net expenses[7,10,11]	1.25 [8]	1.27 [9]	1.50 [8,9]	1.49 [9]	1.48 [9]	1.50 [9]	1.50
Net investment income	0.46 [8]	1.13	1.27 [8]	1.05	1.23	1.08	0.51

Portfolio turnover rate	11%	19%	120%	140%	104%	99%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class FI shares did not exceed 1.25%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses to average net assets of Class FI shares did not exceed 1.50%.

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	29

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class R Shares[1]	2016[2]		2015	2014[3]	2013[4]	2012[4,5]	2011[5,6]

Net asset value, beginning of period	$15.29		$19.08	$19.00	$20.86	$18.48	$23.69

Income (loss) from operations:
Net investment income	0.00	[7]	0.28	0.10	0.20	0.05	0.10
Net realized and unrealized gain (loss)	1.25		(4.07)	(0.02)	(1.79)	2.60	(5.26)
Total income (loss) from operations	1.25		(3.79)	0.08	(1.59)	2.65	(5.16)

Less distributions from:
Net investment income	(0.19)		—	—	(0.27)	(0.27)	(0.05)
Total distributions	(0.19)		—	—	(0.27)	(0.27)	(0.05)

Net asset value, end of period	$16.35		$15.29	$19.08	$19.00	$20.86	$18.48
Total return[8]	8.32%		(19.86)%	0.42%	(7.59)%	14.38%	(21.77)%

Net assets, end of period (000s)	$30		$26	$7	$129	$44	$2

Ratios to average net assets:
Gross expenses[9]	2.32%[10]		1.99%[11]	2.49%[10,11]	2.30%	1.99%[11]	2.69%[10]
Net expenses[9,12,13]	1.48	[10]	1.50 [11]	1.75 [10,11]	1.74	1.74 [11]	1.75 [10]
Net investment income	0.06	[10]	1.57	0.71 [10]	1.03	0.22	0.74 [10]

Portfolio turnover rate	11%		19%	120%	140%	104%	99%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]	For the period May 18, 2011 (inception date) to December 31, 2011.

[7]	Amount represents less than $0.005 per share.

[8]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[9]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[10]	Annualized.

[11]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[12]	Reflects fee waivers and/or expense reimbursements.

[13]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class R shares did not exceed 1.50%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to November 7, 2014, the ratio of expenses to average net assets of Class R shares did not exceed 1.75%.

See Notes to Financial Statements.

30	QS Emerging Markets Fund 2016 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class I Shares[1]	2016[2]	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]	2010[4,5]

Net asset value, beginning of period	$15.52	$19.43	$19.39	$21.21	$18.81	$24.42	$20.75

Income (loss) from operations:
Net investment income	0.04	0.26	0.17	0.31	0.30	0.29	0.16
Net realized and unrealized gain (loss)	1.28	(4.03)	(0.13)	(1.85)	2.46	(5.75)	3.68
Total income (loss) from operations	1.32	(3.77)	0.04	(1.54)	2.76	(5.46)	3.84

Less distributions from:
Net investment income	(0.23)	(0.14)	—	(0.28)	(0.36)	(0.15)	(0.17)
Total distributions	(0.23)	(0.14)	—	(0.28)	(0.36)	(0.15)	(0.17)

Net asset value, end of period	$16.61	$15.52	$19.43	$19.39	$21.21	$18.81	$24.42
Total return[6]	8.66%	(19.47)%	0.15%	(7.26)%	14.73%	(22.37)%	18.58%

Net assets, end of period (000s)	$15,117	$15,381	$26,788	$59,183	$255,513	$366,930	$443,981

Ratios to average net assets:
Gross expenses[7]	2.02%[8]	2.04%	1.66%[8]	1.52%	1.39%	1.30%	1.27%
Net expenses[7,9,10]	0.95 [8]	1.03	1.54 [8]	1.43	1.33	1.26	1.25
Net investment income	0.58 [8]	1.39	1.15 [8]	1.51	1.49	1.29	0.74

Portfolio turnover rate	11%	19%	120%	140%	104%	99%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]

As a result of an expense limitation arrangement, effective November 7, 2014, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class I shares did not exceed 0.95%. Acquired fund fees and expenses are subject to the expense limitation arrangement. This expense limitation arrangement cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. Prior to November 7, 2014, the manager had agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses at the annual rate of 0.06% of average daily net assets for Class I shares. The calculations of any required waivers and reimbursements were done on a daily basis. No such waivers or reimbursements were made beyond the amount necessary to reduce the class’ annualized expenses to 1.25% of average daily net assets on any given day.

See Notes to Financial Statements.

QS Emerging Markets Fund 2016 Semi-Annual Report	31

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended September 30, unless otherwise noted:
Class IS Shares[1]	2016[2]	2015	2014[3]	2013[4]	2012[4,5]	2011[4,5]	2010[4,5]

Net asset value, beginning of period	$15.53	$19.46	$19.38	$21.23	$18.82	$24.43	$20.76

Income (loss) from operations:
Net investment income	0.05	0.05	0.25	0.30	0.33	0.31	0.16
Net realized and unrealized gain (loss)	1.27	(3.78)	(0.17)	(1.77)	2.46	(5.77)	3.69
Total income (loss) from operations	1.32	(3.73)	0.08	(1.47)	2.79	(5.46)	3.85

Less distributions from:
Net investment income	(0.27)	(0.20)	—	(0.38)	(0.38)	(0.15)	(0.18)
Total distributions	(0.27)	(0.20)	—	(0.38)	(0.38)	(0.15)	(0.18)

Net asset value, end of period	$16.58	$15.53	$19.46	$19.38	$21.23	$18.82	$24.43
Total return[6]	8.67%	(19.30)%	0.41%	(6.88)%	14.89%	(22.36)%	18.59%

Net assets, end of period (000s)	$16	$15	$953	$1,050	$47,266	$56,420	$71,489

Ratios to average net assets:
Gross expenses[7]	2.04%[8]	1.63%[9]	1.62%[8]	1.31%[9]	1.29%[9]	1.26%[9]	1.23%
Net expenses[7,10,11]	0.85 [8]	1.13 [9]	1.25 [8]	1.20 [9]	1.23 [9]	1.24 [9]	1.23
Net investment income	0.68 [8]	0.26	1.71 [8]	1.49	1.63	1.37	0.76

Portfolio turnover rate	11%	19%	120%	140%	104%	99%	64%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended March 31, 2016 (unaudited).

[3]	For the period January 1, 2014 through September 30, 2014.

[4]	For the year ended December 31.

[5]	Represents a share of capital stock outstanding prior to April 30, 2012.

[6]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[8]	Annualized.

[9]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

As a result of an expense limitation arrangement, effective August 3, 2015, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class IS shares did not exceed 0.85%. Acquired fund fees and expenses are subject to the expense limitation arrangement. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent. During the period November 7, 2014 through August 2, 2015, as a result of an expense limitation arrangement, the ratio of expenses to average net assets of Class IS shares did not exceed 0.95%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Prior to November 7, 2014, the ratio of expenses to average net assets of Class IS shares did not exceed 1.25%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares.

See Notes to Financial Statements.

32	QS Emerging Markets Fund 2016 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Emerging Markets Fund (effective April 1, 2016, QS Emerging Markets Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies

QS Emerging Markets Fund 2016 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

34	QS Emerging Markets Fund 2016 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments†:
Common stocks:
Consumer discretionary	$1,766,161	$6,112,315	—	$7,878,476
Consumer staples	1,181,182	6,840,637	—	8,021,819
Energy	787,958	5,180,518	—	5,968,476
Financials	2,782,966	6,744,207	—	9,527,173
Health care	—	2,529,311	—	2,529,311
Industrials	936,477	5,330,967	—	6,267,444
Information technology	850,515	1,635,092	$407	2,486,014
Materials	2,039,272	5,427,741	—	7,467,013
Telecommunication services	1,073,814	6,212,333	—	7,286,147
Utilities	885,610	4,101,849	—	4,987,459
Preferred stocks:
Information technology	—	52,250	—	52,250
Other preferred stocks	1,698,209	—	—	1,698,209
Corporate bonds & notes	—	34,420	—	34,420
Rights	413	—	—	413
Total long-term investments	$14,002,577	$50,201,640	$407	$64,204,624
Short-term investments†	192,288	—	—	192,288
Total investments	$14,194,865	$50,201,640	$407	$64,396,912
Other financial instruments:
Futures contracts	6,986	—	—	6,986
Total	$14,201,851	$50,201,640	$407	$64,403,898

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended March 31, 2016, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At March 31, 2016, securities valued at $47,681,054 were classified as Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund

QS Emerging Markets Fund 2016 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount.

36	QS Emerging Markets Fund 2016 Semi-Annual Report

This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as

QS Emerging Markets Fund 2016 Semi-Annual Report	37

Notes to financial statements (unaudited) (cont’d)

amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. As of March 31, 2016, there was $19,807 of capital gains tax liabilities accrued on unrealized gains.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) is the Fund’s subadviser. Western Asset Management Company (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Batterymarch and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays QS Batterymarch a fee equal to 75% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of expenses, other than interest, brokerage commissions (except for brokerage commissions paid on purchases and sales of shares of ETFs), dividend expense on short sales, taxes and extraordinary expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.25%, 2.00%, 1.25%, 1.50%, 0.95% and 0.85%,

38	QS Emerging Markets Fund 2016 Semi-Annual Report

respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. Acquired fund fees and expenses are subject to the expense limitation arrangements. These expense limitation arrangements cannot be terminated prior to December 31, 2017 without the Board of Trustees’ consent.

During the six months ended March 31, 2016, fees waived and/or expenses reimbursed amounted to $265,296.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at March 31, 2016, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires September 30, 2016	$31,616	$256,506	$42,561	$737	—	$33,979
Expires September 30, 2017	28,423	221,429	21,127	411	—	3,026
Expires September 30, 2018	37,662	330,890	21,729	108	$209,856	492
Expires September 30, 2019	16,283	163,892	9,740	115	75,175	91
Total fee waivers/expense reimbursements subject to recapture	$113,984	$972,717	$95,157	$1,371	$285,031	$37,588

For the six months ended March 31, 2016, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended March 31, 2016, LMIS and its affiliates retained sales charges of $900 on sales of the Fund’s Class A shares. In addition, for the six months ended March 31, 2016, CDSCs paid to LMIS and its affiliates were:

Class C
CDSCs	$498

QS Emerging Markets Fund 2016 Semi-Annual Report	39

Notes to financial statements (unaudited) (cont’d)

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee may have selected one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees would be deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended March 31, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$6,762,995
Sales	12,049,531

At March 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,345,182
Gross unrealized depreciation	(15,697,802)
Net unrealized depreciation	$(12,352,620)

At March 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
Mini MSCI Emerging Markets Index Futures	7	6/16	$284,879	$291,865	$6,986

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at March 31, 2016.

ASSET DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$6,986

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

[2]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the footnotes. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended March 31, 2016. The first table provides additional detail about the amounts and sources of gains (losses) realized on

40	QS Emerging Markets Fund 2016 Semi-Annual Report

derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$189,155

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$29,576

During the six months ended March 31, 2016, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$740,903

The following table presents by financial instrument, the Fund’s derivative assets net of the related collateral received by the Fund at March 31, 2016:

	Gross Amount of Derivative Assets in the Statement of Assets and Liabilities[1]	Collateral Received	Net Amount
Futures contracts[2]	$7,005	—	$7,005

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Amount represents the current day’s variation margin as reported in the Statement of Assets and Liabilities. It differs from the cumulative appreciation (depreciation) presented in the previous table.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended March 31, 2016, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$5,964	$4,332
Class C	205,278	59,936
Class FI	3,050	3,577
Class R	68	43
Class I	—	36,161
Class IS	—	41
Total	$214,360	$104,090

QS Emerging Markets Fund 2016 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

For the six months ended March 31, 2016, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$16,283
Class C	163,892
Class FI	9,740
Class R	115
Class I	75,175
Class IS	91
Total	$265,296

6. Distributions to shareholders by class

	Six Months Ended March 31, 2016	Year Ended September 30, 2015
Net Investment Income:
Class A	$57,269	$71,865
Class C	108,198	147,729
Class FI	29,942	48,570
Class R	342	—
Class I	203,992	181,643
Class IS	262	197
Total	$400,005	$450,004

7. Shares of beneficial interest

At March 31, 2016, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	218,824	$3,229,989	36,601	$647,359
Shares issued on reinvestment	3,853	56,715	3,976	71,061
Shares repurchased	(44,491)	(658,938)	(215,101)	(3,852,937)
Net increase (decrease)	178,186	$2,627,766	(174,524)	$(3,134,517)

42	QS Emerging Markets Fund 2016 Semi-Annual Report

	Six Months Ended March 31, 2016		Year Ended September 30, 2015
	Shares	Amount	Shares	Amount

Class C
Shares sold	36,368	$542,402	100,807	$1,808,060
Shares issued on reinvestment	7,142	105,853	8,101	145,184
Shares repurchased	(563,892)	(8,462,481)	(925,091)	(16,413,316)
Net decrease	(520,382)	$(7,814,226)	(816,183)	$(14,460,072)

Class FI
Shares sold	24,862	$388,671	30,498	$545,695
Shares issued on reinvestment	1,975	29,756	2,643	48,281
Shares repurchased	(56,109)	(887,336)	(118,526)	(2,193,388)
Net decrease	(29,272)	$(468,909)	(85,385)	$(1,599,412)

Class R
Shares sold	140	$2,152	1,403	$25,460
Shares issued on reinvestment	23	342	—	—
Shares repurchased	(23)	(332)	(48)	(833)
Net increase	140	$2,162	1,355	$24,627

Class I
Shares sold	129,123	$1,974,544	256,086	$4,601,626
Shares issued on reinvestment	8,217	123,989	7,410	135,610
Shares repurchased	(217,998)	(3,411,945)	(651,530)	(11,808,860)
Net decrease	(80,658)	$(1,313,412)	(388,034)	$(7,071,624)

Class IS
Shares sold	—	—	523	$10,000
Shares issued on reinvestment	17	$262	11	197
Shares repurchased	—	—	(48,509)	(928,014)
Net increase (decrease)	17	$262	(47,975)	$(917,817)

8. Capital loss carryforward

As of September 30, 2015, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
9/30/2016	$(49,827,456)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $1,087,446, which have no expiration date, must be used first to offset any such gains.

9. Subsquent events

Effective April 1, 2016, QS Investors, LLC became a subadviser, and QS Batterymarch Financial Management, Inc. ceased to be a subadviser, to the Fund. The same portfolio managers continue to serve the Fund. Additionally, effective April 1, 2016, the Fund’s name changed from QS Batterymarch Emerging Markets Fund to QS Emerging Markets Fund. There were no changes to the Fund’s investment objectives, strategies or policies as a result of the name change.

QS Emerging Markets Fund 2016 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

On May 5, 2016, the Board of Trustees of the Fund announced that it had determined that it is in the best interests of the Fund and its shareholders to terminate the Fund. The Fund is expected to cease operations on or about August 12, 2016. Before the termination is effected, and at the discretion of Fund management, the assets of the Fund will be liquidated and the Fund will cease to pursue its investment objective.

44	QS Emerging Markets Fund 2016 Semi-Annual Report

Board approval of management and

subadvisory agreements (unaudited)

At its November 2015 meeting, the Fund’s Board of Trustees (the “Board”) approved the continuation of the management agreement (the “Management Agreement”) with Legg Mason Partners Fund Advisor, LLC (the “Manager”) and the subadvisory agreements (the “Subadvisory Agreements”) between the Manager and QS Batterymarch Financial Management, Inc. (“QS Batterymarch”) and between the Manager and Western Asset Management Company (“Western Asset”) pursuant to which Western Asset provides day-to-day management of that portion of the Fund’s cash and short-term investments allocated to Western Asset under such Subadvisory Agreement. (The Management and Subadvisory Agreements are collectively referred to as the “Agreements.”) The trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met on October 15, 2015, with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering continuation of the Agreements. At such October meeting the Independent Trustees received a presentation from senior Fund management and reviewed the information provided, as well as a memorandum from their independent legal counsel. The Board, including the Independent Trustees, at its November 2015 meeting, reviewed and evaluated the supplemental materials provided to assist the Board in considering continuation of the Agreements. The Independent Trustees further discussed continuation of the Agreements in an executive session with independent legal counsel on November 4, 2015.

In voting to approve continuation of the Agreements, the Board, including the Independent Trustees, considered whether continuation of the Agreements would be in the best interests of the Fund and its shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements. The Board considered that although no assets were currently being allocated to Western Asset, the Manager recommended that the Subadvisory Agreement with Western Asset be continued to permit allocation of assets to Western Asset at such time as the Manager determined to be appropriate. Based upon its evaluation of all material factors, including those described below, the Board concluded that the terms of each of the Agreements are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve continuation of the Agreements.

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager, QS Batterymarch and available to be provided by Western Asset, under the Management and Subadvisory Agreements, as applicable. The Board also considered the Manager’s supervisory activities over QS Batterymarch and Western Asset. In addition, the Board received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager and its affiliates. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs, the Manager’s role in coordinating the activities of QS Batterymarch, Western Asset and the Fund’s other service providers and the services

QS Emerging Markets Fund	45

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

rendered by QS Batterymarch. The Board’s evaluation of the services provided by the Manager and QS Batterymarch took into account the Board’s knowledge and familiarity gained as Board members of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager, QS Batterymarch and Western Asset, and the quality of the Manager’s administrative and other services.

The Board reviewed the qualifications, backgrounds and responsibilities of the senior personnel serving the Fund and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial strength of the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities between the Manager and QS Batterymarch and Western Asset and the oversight provided by the Manager. The Board also considered QS Batterymarch’s brokerage policies and practices, the standards applied in seeking best execution and the existence of quality controls applicable to brokerage allocation procedures. The Board noted that QS Batterymarch does not use soft dollars.

The Board received and reviewed performance information for the Fund and for a group of funds (the “Performance Universe”) selected by Broadridge, an independent provider of investment company data. The Board was provided a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Broadridge data also included a comparison of the Fund’s performance to the Fund’s designated benchmark. In addition, the trustees noted that they also had received and discussed at periodic intervals information comparing the Fund’s performance to that of its peers and benchmark, and had met with the Fund’s portfolio managers at in-person meetings during the year.

The Board noted the explanations provided for the Fund’s underperformance for the one-, three- and five-year periods ended June 30, 2015, with the Class C Shares performance ranking in the fourth, fifth and fifth quintiles, respectively (the first quintile being the best performers and the fifth quintile being the worst performers). The Board considered that performance has improved since the actions taken by QS Batterymarch to improve performance, including the acquisition of QS Investors, LLC in May 2014 with its different investment processes and additional resources, the integration of the Batterymarch and QS staffs that followed, and the change in portfolio management team and investment strategies. The Board noted that its evaluation of the factors of the nature, extent and quality of services and investment performance led it to conclude that, with respect to these factors, it was in the best interests of the Fund to approve continuation of the Agreements.

The Board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to the Manager in light of the nature, extent and quality of the management and advisory services provided by the Manager and QS Batterymarch,

46	QS Emerging Markets Fund

respectively. The Board noted that the Manager, and not the Fund, pays the fee to QS Batterymarch and would pay the fee to Western Asset. In addition, the Board reviewed and considered the actual management fee rate (after taking into account fees waived by the Manager which partially reduced the management fee owed to the Manager under the Management Agreement) (the “Actual Management Fee”).

The Board also reviewed information regarding the fees the Manager, QS Batterymarch and Western Asset charged any of their U.S. clients investing primarily in an asset class similar to that of the Fund including, where applicable, separate accounts. The Manager reviewed with the Board the significant differences in the scope of services provided to the Fund and to such other clients, and that the Manager coordinates and oversees the provision of services to the Fund by other fund service providers, including QS Batterymarch and Western Asset. The Board considered the fee comparisons in light of the scope of services required to manage these different types of accounts.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, sets out the range of fees based on asset classes. In addition, the Manager provided and discussed with the Board a comparison with the fees of other registered investment companies managed in the same asset class, including any subadvisory relationships with unaffiliated registered investment companies.

Additionally, the Board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and the Fund’s overall expense ratio with those of a group of funds selected by Broadridge as comparable to the Fund and with a broader universe of funds also selected by Broadridge. With respect to the Fund, the Board noted that the Fund’s Contractual and Actual Management Fees were lower than median (first quintile) and that actual total expenses for the Class C Shares were lower than the Broadridge expense group median (second quintile) and lower than the expense universe median and average.

The Board was provided an overview of the process followed in conducting the profitability study and received a report on the profitability of Legg Mason in providing services to the Fund, based on financial information and business data for the 12 months ended March 31, 2015 and 2014, which corresponds to Legg Mason’s fiscal year end. The Board also reviewed certain information showing historical profitability for fiscal years 2011 through 2015. The Board considered the profitability study along with the other materials previously provided to the Board and determined that the profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets have grown, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. Among other information, the Board reviewed the management fee reductions due to waivers during the

QS Emerging Markets Fund	47

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Manager’s 2011 through 2015 fiscal years. Given the asset size of the Fund and the complex, as well as the Contractual Management Fee, the Board concluded that although there were no current breakpoints, any economies of scale currently being realized were appropriately being reflected in the Fund’s Contractual Management Fee.

The Board considered other benefits received by the Manager and its affiliates, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. The Board also considered the information provided by the Manager regarding amounts received by the Fund’s distributor and intermediary arrangements.

In light of the structure of the fees, the costs of providing investment management and other services to the Fund, the Manager’s ongoing commitment to the Fund and the ancillary benefits received, the Board concluded that the Management Fees were reasonable.

After evaluation of all material factors, the Board concluded that the continuation of each Agreement is in the best interests of the Fund.

*  *  *

At its February 2016 meeting, the Fund’s Board of Trustees (the “Board”) approved the subadvisory agreement (the “Agreement”) between Legg Mason Partners Fund Advisor, LLC (the “Manager”) and QS Investors, LLC (“QS”). The Trustees who are not “interested persons” of the Fund (as defined in the Investment Company Act of 1940, as amended) (the “Independent Trustees”), met with the assistance of their independent legal counsel, to review and evaluate the materials provided by the Manager to assist the Board, and in particular the Independent Trustees, in considering the Agreement.

In voting to approve the Agreement, the Board, including the Independent Trustees, considered whether approval of the Agreement would be in the best interests of the Fund and shareholders. No single factor or item of information reviewed by the Board was identified as the principal factor in determining whether to approve the Agreement. The Board considered that the Fund’s current subadviser, QS Batterymarch Financial Management, Inc. (“QS Batterymarch”), will be combined with QS as of April 1, 2016. The Board also considered that, under the Agreement, the same services would be provided to the Fund by the same portfolio management team, operating under the same compliance policies and procedures and management supervision as under the Agreement with QS Batterymarch currently in effect. The Board took into account that, at its November 2015 meeting, the Board received and considered information regarding, among other things, the nature, extent and quality of services provided to the Fund by QS Batterymarch, along with performance information for the Fund. The Board also noted that the contractual terms of the Agreement were the same as the prior agreement in all material respects, including the fee. The Board evaluated information provided at the February 2016 meeting regarding a newly created index-based exchange traded fund also subadvised by QS. The Board considered the differences in the services provided by QS as identified by the Manager and QS. It

48	QS Emerging Markets Fund

was noted that the new fund was passively managed based on an index the rules for which were provided by QS and were based on QS’s current investment philosophy of diversified based investing, which model was also used to manage the Fund. It also was noted that, since the Fund is actively managed by QS, the portfolios of the Fund and the new fund may diverge over time. Based upon its evaluation of all material factors, in particular the information received and considered at its November 2015 meeting, as supplemented at the February 2016 meeting, the Board concluded that the terms of the Agreement are reasonable and fair and that it was in the best interests of the Fund and its shareholders to approve the Agreement.

QS Emerging Markets Fund	49

QS

Emerging Markets Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Custodian

State Street Bank & Trust Company

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Emerging Markets Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

QS Emerging Markets Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Emerging Markets Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds and certain closed-end funds managed or sub-advised by Legg Mason or its affiliates. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform marketing services solely for the Funds;

•	The Funds’ representatives such as legal counsel, accountants and auditors; and

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, or if you have questions about the Funds’ privacy practices, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com/individualinvestors

© 2016 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012836 5/16 SR16-2761

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	May 20, 2016

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	May 20, 2016